RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Amounts affecting revenue(A)	50	66	59
Amounts affecting cost of sales(B)	(2,555)	(2,962)	(2,860)
Amounts affecting operating expenses(C)	8	(22)	(18)
Total net amount affecting the consolidated income statement	(2,497)	(2,918)	(2,819)
(A) Amounts principally relate to fountain syrup and packaged product sales.
(B) Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C) Amounts principally relate to certain costs associated with new product development initiatives. In 2020, amounts also include the reimbursement of certain marketing expenses.

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Amounts due from TCCC	146	103
Amounts payable to TCCC	167	233
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Amounts affecting revenue(A)	1	1	3
Amounts affecting cost of sales(B)	(43)	(68)	(85)
Amounts affecting operating expenses(C)	(8)	(10)	(14)
Total net amount affecting the consolidated income statement	(50)	(77)	(96)
(A) Amounts principally relate to packaged product sales.
(B) Amounts principally relate to the purchase of packaging materials and concentrate.
(C) Amounts principally relate to certain costs associated with maintenance and repair services.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	31 December 2020	31 December 2019
	€ million	€ million
Amounts due from Cobega	4	3
Amounts payable to Cobega	14	16
The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	31 December 2020	31 December 2019	31 December 2018
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	20	35	23
Post-employment benefits	1	1	1
Share-based payments	6	9	9
Termination benefits	5	—	—
Total	32	45	33
(A) Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.
The Group did not have any loans with key management personnel and was not party to any other transactions with key management personnel during the periods presented.